Goodwill and other intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Goodwill and other intangibles

Note 6—Goodwill and other intangibles

There were no additions to goodwill for the year ended December 31, 2020 or the nine months ended September 30, 2021. No impairment of goodwill was identified for the year ended December 31, 2020 and the nine months ended September 30, 2021.

Intangible assets consisted of the following (in thousands, except years):

	September 30, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(8,942)	12,034
Non-competition agreements	3 to 4	550	(452)	98
Technology	3	1,197	(1,197)	-
		23,451	(11,319)	12,132
Domain Name	Indefinite	835	-	835
		$24,286	$(11,319)	$12,967

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148

Amortization expense for intangible assets was $0.7 million and $0.8 million for the three months ended September 30, 2021 and 2020, respectively. Amortization expense for intangible assets was $2.2 million and $2.5 million for the nine months ended September 30, 2021 and 2020, respectively. Future amortization expense for the remainder of fiscal year 2021 and subsequent years is as follows (in thousands):

Fiscal Years Ending December 31,
2021	$675
2022	2,623
2023	2,559
2024	2,559
2025	2,559
Thereafter	1,157
$12,132

Note 7—Goodwill and other intangibles

The Company holds certain intangible assets recorded in accordance with the accounting policies disclosed in Note 1. Intangible assets consisted of the following (in thousands):

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148

	December 31, 2019
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(545)	$183
Customer and hauler relationships	2 to 8	20,976	(4,463)	16,513
Non-competition agreements	3 to 4	550	(211)	339
Technology	3	1,197	(599)	598
		23,451	(5,818)	17,633
Domain Name	Indefinite	567	-	567
		$24,018	$(5,818)	$18,200

Amortization of intangible assets resulting from business combinations for the years ended December 31, 2020, and 2019 totaled $3.3 million and $3.5 million, respectively, and future amortization expense is as follows (in thousands):

Fiscal Years Ending December 31,
2021	$2,906
2022	2,623
2023	2,559
2024	2,559
2025	2,559
Thereafter	1,157
$14,363

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized but are tested for impairment at least annually during the fourth quarter. The changes in the carrying amounts of goodwill, which is generally not deductible for tax purposes, were as follows (in thousands):

Balance at December 31, 2019	$32,132
Balance at December 31, 2020	$32,132